Non-current financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	345,987	299,568
	384,521	338,102

Summary Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	140,199	122,514	(46,419)